RELATED PARTY TRANSACTIONS - Disclosure of Key Management Personnel (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure Of Related Party Transactions [Abstract]
Salary and related costs	$ 1,054,465	$ 632,627
Professional fees	378,001	505,337
Share-based compensation expense	1,079,812	766,132
Total	$ 2,512,278	$ 1,904,096